Summary of Condensed Financial Statements (Details) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2023	Jun. 30, 2023	Jul. 31, 2022	Jun. 30, 2022	Oct. 31, 2022	Sep. 30, 2022
Assets
Total assets	$ 1,887,075				$ 1,887,075				$ 1,917,528
Liabilities
Total liabilities	1,774,411				1,774,411				$ 1,806,145
Total net revenues	12,779		$ 10,925		37,371		$ 33,469
Total other comprehensive income (loss)	$ (3,470)		$ (151)		$ (1,333)		$ (3,629)
Charles Schwab Corporation [member]
Assets
Total assets		$ 677,207				$ 677,207				$ 797,759
Liabilities
Total liabilities		628,026				628,026				$ 746,596
Total net revenues		6,253		$ 6,501		20,633		$ 18,350
Total net income available to common stockholders		1,575		2,109		6,119		5,554
Total other comprehensive income (loss)		(54)		(6,353)		3,277		(21,911)
Total comprehensive income (loss)		$ 1,521		$ (4,244)		$ 9,396		$ (16,357)